Prospectus Supplement                                             211123 1/04
dated January 20, 2004 to:
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PUTNAM INVESTORS FUND
Prospectuses dated November 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader       Since    Experience
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James C. Wiess         2004     2000 - Present         Putnam Management
                                Prior to April 2000    JP Morgan Company
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Portfolio member       Since    Experience
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Josh H. Brooks         2004     2003 - Present         Putnam Management
                                Prior to April 2003    Delaware Investments
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Richard P. Cervone     2002     1998 - Present         Putnam Management
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James Yu               2003     2002 - Present         Putnam Management
                                Prior to Oct. 2002     John Hancock Funds
                                Prior to 2000          Merrill Lynch Investment
                                                       Management
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